Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 77,148	$ 97,446	$ 93,212
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	256,019	262,276	260,633
Impairments	102,330	88,275	70,729
Amortization of deferred financing costs	9,896	9,070	7,937
Payments to terminate interest rate swap	0	(1,724)	0
Derivative net settlements, amortization and terminations	0	1,811	(132)
Amortization of debt discounts	13,572	6,217	2,322
Stock-based compensation expense	16,560	9,570	13,321
Loss (gain) on debt extinguishment	1,645	(233)	3,162
Gains on dispositions of real estate and other assets	(65,106)	(52,365)	(69,011)
Non-cash revenue	(28,439)	(26,333)	(20,930)
Bad debt expense and other	5,913	(594)	151
Changes in operating assets and liabilities:
Deferred costs and other assets, net	2,866	(6,561)	(604)
Accounts payable, accrued expenses and other liabilities	1,578	6,308	12,772
Accrued restructuring charges	0	(5,535)	5,926
Net cash provided by operating activities	393,982	387,628	379,488
Investing activities
Acquisitions of real estate	(279,934)	(655,835)	(875,983)
Capitalized real estate expenditures	(46,100)	(27,078)	(10,269)
Investments in loans receivable	(4,995)	(5,073)	(4,020)
Collections of principal on loans receivable and real estate assets under direct financing leases	12,769	8,410	6,822
Proceeds from dispositions of real estate and other assets	472,496	524,776	496,646
Net cash provided by (used in) investing activities	154,236	(154,800)	(386,804)
Financing activities
Borrowings under Revolving Credit Facilities	940,200	1,080,000	798,000
Repayments under Revolving Credit Facilities	(914,200)	(994,000)	(813,181)
Borrowings under mortgages and notes payable	618,603	0	0
Repayments under mortgages and notes payable	(221,310)	(863,836)	(516,054)
Borrowings under Term Loan	0	796,000	325,000
Repayments under Term Loan	(420,000)	(701,000)	0
Borrowings under Senior Unsecured Notes	0	298,134	0
Debt extinguishment costs	(3,305)	(28,531)	(8,112)
Deferred financing costs	(8,255)	(4,352)	(6,150)
Proceeds from issuance of common stock, net of offering costs	0	446,613	347,211
Proceeds from issuance of preferred stock, net of offering costs	166,193	0	0
Repurchase of shares of common stock	(286,631)	(753)	(4,272)
Proceeds from exercise of stock options/ partnership units	0	0	46
Preferred stock distributions/dividends paid	(2,530)	0	0
Common stock distributions/dividends paid	(339,174)	(323,640)	(292,262)
Net cash used in financing activities	(470,409)	(295,365)	(169,774)
Net increase (decrease) in cash, cash equivalents and restricted cash	77,809	(62,537)	(177,090)
Cash, cash equivalents and restricted cash, beginning of year	36,898	99,435	276,525
Cash, cash equivalents and restricted cash, end of year	114,707	36,898	99,435
Spirit Realty, L.P.
Operating activities
Net income	77,148	97,446	93,212
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	256,019	262,276	260,633
Impairments	102,330	88,275	70,729
Amortization of deferred financing costs	9,896	9,070	7,937
Payments to terminate interest rate swap	0	(1,724)	0
Derivative net settlements, amortization and terminations	0	1,811	(132)
Amortization of debt discounts	13,572	6,217	2,322
Stock-based compensation expense	16,560	9,570	13,321
Loss (gain) on debt extinguishment	1,645	(233)	3,162
Gains on dispositions of real estate and other assets	(65,106)	(52,365)	(69,011)
Non-cash revenue	(28,439)	(26,333)	(20,930)
Bad debt expense and other	5,913	(594)	151
Changes in operating assets and liabilities:
Deferred costs and other assets, net	2,866	(6,561)	(604)
Accounts payable, accrued expenses and other liabilities	1,578	6,308	12,772
Accrued restructuring charges	0	(5,535)	5,926
Net cash provided by operating activities	393,982	387,628	379,488
Investing activities
Acquisitions of real estate	(279,934)	(655,835)	(875,983)
Capitalized real estate expenditures	(46,100)	(27,078)	(10,269)
Investments in loans receivable	(4,995)	(5,073)	(4,020)
Collections of principal on loans receivable and real estate assets under direct financing leases	12,769	8,410	6,822
Proceeds from dispositions of real estate and other assets	472,496	524,776	496,646
Net cash provided by (used in) investing activities	154,236	(154,800)	(386,804)
Financing activities
Borrowings under Revolving Credit Facilities	940,200	1,080,000	798,000
Repayments under Revolving Credit Facilities	(914,200)	(994,000)	(813,181)
Borrowings under mortgages and notes payable	618,603	0	0
Repayments under mortgages and notes payable	(221,310)	(863,836)	(516,054)
Borrowings under Term Loan	0	796,000	325,000
Repayments under Term Loan	(420,000)	(701,000)	0
Borrowings under Senior Unsecured Notes	0	298,134	0
Debt extinguishment costs	(3,305)	(28,531)	(8,112)
Deferred financing costs	(8,255)	(4,352)	(6,150)
Proceeds from issuance of common stock, net of offering costs	0	446,613	347,211
Proceeds from issuance of preferred stock, net of offering costs	166,193	0	0
Repurchase of partnership units	(286,631)	(753)	(4,272)
Proceeds from exercise of stock options/ partnership units	0	0	46
Preferred stock distributions/dividends paid	(2,530)	0	0
Common stock distributions/dividends paid	(339,174)	(323,640)	(292,262)
Net cash used in financing activities	(470,409)	(295,365)	(169,774)
Net increase (decrease) in cash, cash equivalents and restricted cash	77,809	(62,537)	(177,090)
Cash, cash equivalents and restricted cash, beginning of year	36,898	99,435	276,525
Cash, cash equivalents and restricted cash, end of year	$ 114,707	$ 36,898	$ 99,435